Property, plant and equipment (Details 2) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Property, plant and equipment [abstract]
Net book value POS devices	R$ 1,835,928	R$ 367,876
Useful life measured as period of time, property, plant and equipment	5 years
Depreciation	R$ 172,519	R$ 25,237
Right-of-use assets			R$ 79,715
Lease liabilities	72,056		R$ 79,715
Depreciation, right-of-use assets	R$ 12,227